Intangible Assets (Details Textual) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets (Textual)
Amortization expense	$ 6,716	$ 15,338	$ 52,676	$ 62,104